Franchise and Property Revenues - Summary of Franchise and Property Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Franchisor Revenue [Abstract]
Franchise royalties	$ 701.1	$ 657.0	$ 603.5
Property revenues	242.7	213.7	151.3
Franchise fees and other revenue	87.6	52.9	47.1
Franchise and property revenues	$ 1,031.4	$ 923.6	$ 801.9